Other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other liabilities.
Holiday pay accrual	€ 552	€ 903
Salary	3,840	3,354
Accrued expenses	482	511
Foreign currency swaps and forwards - current		353
VAT payable	246
Other	1,509	1,103
Total other liabilities	€ 6,629	€ 6,224